Share option (Tables)	12 Months Ended
Dec. 31, 2024
Share Option
Schedule of Share Based Compensation for Options Granted

The Group estimated the fair value of each option as of the date of grant using the Binomial Option pricing model. The following table lists the inputs to the model use:-

Share options granted on February 1, 2024

Expected volatilities (%)	27
Risk-free interest rates (%)	5.49
Range of expected lives (year)	0.08
Weighted average share price (US$ per share)	0.4560
Exercise price (US$ per share)	0.0001